CONCENTRATIONS, RISKS UNCERTAINTIES (Details Narrative)	6 Months Ended			12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue Benchmark [Member]
Concentration Risk, Percentage				72.00%	84.00%
Revenue Benchmark [Member] | Four Cubed Management Llc [Member]
Concentration Risk, Percentage	86.00%		87.00%	92.00%	87.00%
Accounts Receivable [Member] | Four Cubed Management Llc [Member]
Concentration Risk, Percentage	72.00%	88.00%		88.00%	81.00%
Accounts Receivable [Member] | Four Cubed Management Llc [Member] | Customer [Member]
Concentration Risk, Percentage	12.00%